Right of use assets and Lease liabilities (Details 4) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	$ 1,776,770,351	$ 1,745,760,762
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,426,348,336	1,369,592,077
Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	59,729,635	54,002,314
Financial Leases Obligations [Member] | Financial Liabilities Interest [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	10,495,767	12,798,215
Financial Leases Obligations [Member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	49,233,868	41,204,099
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	45,888,520	63,100,678
Not later than three months [member] | Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	3,217,880	2,417,780
Not later than three months [member] | Financial Leases Obligations [Member] | Financial Liabilities Interest [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	536,037	333,099
Not later than three months [member] | Financial Leases Obligations [Member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,681,843	2,084,681
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	146,236,113	77,904,928
Later than three months and not later than one year [member] | Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	7,862,529	6,258,386
Later than three months and not later than one year [member] | Financial Leases Obligations [Member] | Financial Liabilities Interest [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,092,821	1,200,707
Later than three months and not later than one year [member] | Financial Leases Obligations [Member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	6,769,708	5,057,679
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	200,712,558	220,444,050
Later than one year and not later than three years [member] | Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	13,956,205	12,657,830
Later than one year and not later than three years [member] | Financial Leases Obligations [Member] | Financial Liabilities Interest [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,296,867	3,354,930
Later than one year and not later than three years [member] | Financial Leases Obligations [Member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	11,659,338	9,302,900
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	175,293,184	245,123,698
Later than three years and not later than five years [member] | Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	8,530,907	6,149,772
Later than three years and not later than five years [member] | Financial Leases Obligations [Member] | Financial Liabilities Interest [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,276,730	1,809,667
Later than three years and not later than five years [member] | Financial Leases Obligations [Member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	7,254,177	4,340,105
Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,208,639,976	1,139,187,408
Later than five years [member] | Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	26,162,114	26,518,546
Later than five years [member] | Financial Leases Obligations [Member] | Financial Liabilities Interest [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	5,293,312	6,099,812
Later than five years [member] | Financial Leases Obligations [Member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	$ 20,868,802	$ 20,418,734